OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Other [Abstract]
Summary of other
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Change in fair value of property, plant and equipment		$(46)	$(5)	$(73)
Amortization of service concession assets		(11)	(10)	(15)
Share-settlement liability		—	—	(65)
Legal provisions	26	—	—	(55)
Cash flow hedge associated with the disposal of assets	4	—	—	(6)
Transaction costs		(3)	—	—
Other		(1)	(75)	(63)
		$(61)	$(90)	$(277)